Report of the directors financial review risk report - Scenario weightings (Details) - Upside And Central Scenario	6 Months Ended
Jun. 30, 2022
– United Kingdom
Disclosure of financial assets [line items]
Probability	60.00%
– France
Disclosure of financial assets [line items]
Probability	50.00%